Condensed Interim Consolidated Statements of Changes In Equity (Unaudited) - CAD ($)	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Total
Balance (in shares) at Mar. 31, 2022	3,608,519
Balance at Mar. 31, 2022	$ 24,164,441	$ 2,294,394	$ (19,717,089)	$ 6,741,746
Statement Line Items [Line Items]
Private placements (in shares)	97,753
Private placements	$ 1,661,807	0	0	$ 1,661,807
Acquisition of exploration and evaluation assets (in shares)	17,595			879,732
Acquisition of exploration and evaluation assets	$ 134,805	0	0	$ 134,805
Flow-through premium	(1,026,410)	0	0	(1,026,410)
Share issuance costs	$ (121,624)	0	0	(121,624)
Share issued – warrants exercised (in shares)	202,750
Share issued – warrants exercised	$ 1,009,017	0	0	1,009,017
Share issued – options exercised (in shares)	7,000
Share issued – options exercised	$ 62,803	(28,553)	0	34,250
Share issuance costs – warrants	0	22,000	0	22,000
Shares-based payments	0	539,974	0	539,974
Loss and comprehensive loss for the period	$ 0	0	(1,519,602)	(1,519,602)
Balance (in shares) at Sep. 30, 2022	3,933,617
Balance at Sep. 30, 2022	$ 25,884,839	2,827,815	(21,236,691)	7,475,963
Statement Line Items [Line Items]
Acquisition of exploration and evaluation assets	17,649	0	0	17,649
Flow-through premium	$ 48,876	0	0	48,876
Share issued – warrants exercised (in shares)	10,000
Share issued – warrants exercised	$ 50,000	0	0	50,000
Share issued – options exercised (in shares)	6,000
Share issued – options exercised	$ 93,475	(49,975)	0	43,500
Shares-based payments	0	275,454	0	275,454
Loss and comprehensive loss for the period	$ 0	0	2,476,180	2,476,180
Share issued – PSU redeemed (in shares)	20,000
Share issued – PSU redeemed	$ 355,000	(355,000)	0	0
Options expired/forfeited	$ 0	(891,400)	891,400	0
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	1,806,894	(17,869,111)	10,387,622
Statement Line Items [Line Items]
Private placements (in shares)	800,000
Private placements	$ 5,418,400	0	0	$ 5,418,400
Acquisition of exploration and evaluation assets (in shares)	29,900			29,900
Acquisition of exploration and evaluation assets	$ 225,126	0	0	$ 225,126
Share issuance costs	(657,816)	270,400	0	(387,416)
Shares-based payments	0	710,774	0	710,774
Loss and comprehensive loss for the period	0	0	(2,303,829)	(2,303,829)
Derivative liability	$ (823,597)	0	0	$ (823,597)
Share issued for services (in shares)	30,900			30,900
Share issued for services	$ 187,872	0	0	$ 187,872
Balance (in shares) at Sep. 30, 2023	4,830,417
Balance at Sep. 30, 2023	$ 30,799,824	$ 2,788,068	$ (20,172,940)	$ 13,414,952